UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2010
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Viking Global Investors LP
           --------------------------------------------------
Address:   55 Railroad Avenue
           --------------------------------------------------
           Greenwich, CT 06830
           --------------------------------------------------

Form 13F File Number:     28-05515
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Eric Komitee
           ------------------------------------------------------------
Title:     General Counsel
           ------------------------------------------------------------
Phone:     203-863-5062
           ------------------------------------------------------------

Signature, Place, and Date of Signing:

    /s/ Eric Komitee             Greenwich, CT            November 15, 2010
------------------------   ------------------------     ---------------------
       [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        61
                                               -------------

Form 13F Information Table Value Total:        $9,234,589
                                               -------------
                                                (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.


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
             COLUMN 1                   COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6  COLUMN 7     COLUMN 8


NAME OF ISSUER                      TITLE OF CLASS   CUSIP      VALUE    SHRS OR         PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
                                                              (X$1000)   PRN AMT  SH/PRN CALL DISCRETION MANAGER  SOLE  SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------
Allscripts Healthcare Solutions Inc COM             01988P108   84,408  4,570,052  SH         SOLE              4,570,052
Amazon.com                          COM             023135106  232,637  1,481,200  SH         SOLE              1,481,200
American Tower Corp                 CL A            029912201  438,790  8,560,100  SH         SOLE              8,560,100
Amerigroup Corporation              COM             03073T102   39,369    927,000  SH         SOLE                927,000
Aon Corp                            COM             037389103  174,309  4,456,900  SH         SOLE              4,456,900
Apple Computer Inc.                 COM             037833100   76,328    269,000  SH         SOLE                269,000
Baidu Inc                           SPON ADR REP A  056752108   37,630    366,700  SH         SOLE                366,700
C.H. Robinson Worldwide Inc         COM NEW         12541W209   57,193    817,986  SH         SOLE                817,986
Cameron International Corporation   COM             13342B105   34,947    813,500  SH         SOLE                813,500
CareFusion Corporation              COM             14170T101   64,451  2,594,670  SH         SOLE              2,594,670
Charles River Laboratories          COM             159864107   26,198    790,300  SH         SOLE                790,300
Check Point Software Tech           ORD             M22465104   30,260    819,400  SH         SOLE                819,400
Cigna Corp.                         COM             125509109  220,860  6,172,729  SH         SOLE              6,172,729
Citigroup Inc                       COM             172967101  378,558 97,066,200  SH         SOLE             97,066,200
Comcast Corp                        CL A            20030N101  461,171 25,507,275  SH         SOLE             25,507,275
Costco Wholesale Corp               COM             22160K105   82,263  1,275,600  SH         SOLE              1,275,600
Crown Castle Intl Corp              COM             228227104  112,542  2,549,100  SH         SOLE              2,549,100
CVS/Caremark Corp                   COM             126650100   61,243  1,946,100  SH         SOLE              1,946,100
Cytec Industries Inc                COM             232820100   70,902  1,257,581  SH         SOLE              1,257,581
Danaher Corp                        COM             235851102  250,307  6,163,700  SH         SOLE              6,163,700
DaVita Inc.                         COM             23918K108  192,551  2,789,382  SH         SOLE              2,789,382
Devon Energy Corporation            COM             25179M103  106,555  1,645,900  SH         SOLE              1,645,900
EMC Corp.                           COM             268648102  220,129 10,838,472  SH         SOLE             10,838,472
Estee Lauder Companies              CL A            518439104  304,859  4,821,441  SH         SOLE              4,821,441
Express Scripts Inc                 COM             302182100  123,488  2,535,689  SH         SOLE              2,535,689
Exxon Mobil Corp.                   COM             30231G102  188,422  3,049,400  SH         SOLE              3,049,400
Flowserve Corporation               COM             34354P105  231,335  2,114,200  SH         SOLE              2,114,200
Gafisa                              SPONS ADR       362607301   26,374  1,702,702  SH         SOLE              1,702,702
Goldman Sachs Group Inc.            COM             38141G104   51,181    354,000  SH         SOLE                354,000
Goodrich Corporation                COM             382388106  314,539  4,266,100  SH         SOLE              4,266,100
Guess? Inc                          COM             401617105  238,502  5,870,100  SH         SOLE              5,870,100
Health Mgmt Associates Inc          CL A            421933102   64,244  8,387,033  SH         SOLE              8,387,033
Hess Corp                           COM             42809H107  233,872  3,955,900  SH         SOLE              3,955,900
Hexcel Corporation                  COM             428291108    9,184    516,281  SH         SOLE                516,281
Human Genome Sciences Inc.          COM             444903108   31,044  1,042,121  SH         SOLE              1,042,121
Illumina Inc.                       COM             452327109   27,876    566,600  SH         SOLE                566,600
Invesco Limited                     SHS             G491BT108  812,718 38,281,593  SH         SOLE             38,281,593
JP Morgan Chase & Co.               COM             46625H100   81,169  2,132,100  SH         SOLE              2,132,100
KB HOME                             COM             48666K109   44,286  3,908,800  SH         SOLE              3,908,800
Magellan Health Services Inc        COM NEW         559079207   13,945    295,200  SH         SOLE                295,200
Medco Health Solutions Inc          COM             58405U102   82,343  1,581,700  SH         SOLE              1,581,700
Mednax Inc                          COM             58502B106  140,833  2,642,287  SH         SOLE              2,642,287
Metlife Inc.                        COM             59156R108  105,472  2,743,104  SH         SOLE              2,743,104
ModusLink Global Solutions          COM             60786L107        0        146  SH         SOLE                    146
Noble Energy                        COM             655044105   33,460    445,600  SH         SOLE                445,600
Oracle Corporation                  COM             68389X105  432,083 16,092,500  SH         SOLE             16,092,500
PNC Bank Corp                       COM             693475105  225,517  4,344,400  SH         SOLE              4,344,400
Potash Corp of Saskatchewan         COM             73755L107  103,060    715,500  SH         SOLE                715,500
Stanley Black & Decker Inc          COM             854502101  105,573  1,722,800  SH         SOLE              1,722,800
The Sherwin-Williams Company        COM             824348106  320,117  4,260,282  SH         SOLE              4,260,282
Time Warner Cable                   COM             88732J207  232,226  4,301,285  SH         SOLE              4,301,285
Tyco International LTD              SHS             H89128104  189,388  5,156,246  SH         SOLE              5,156,246
United Therapeutics Corp.           COM             91307C102   22,067    394,000  SH         SOLE                394,000
Unitedhealth Group Inc.             COM             91324P102   77,779  2,215,300  SH         SOLE              2,215,300
Universal Health Services Inc       CL B            913903100  167,124  4,300,694  SH         SOLE              4,300,694
Valeant Pharmaceuticals Inte        COM             91911K102  161,057  6,429,442  SH         SOLE              6,429,442
Viacom Inc                          CL B            92553P201  337,653  9,330,026  SH         SOLE              9,330,026
Walgreen Co                         COM             931422109       75      2,250  SH         SOLE                  2,250
Watson Phamaceuticals Inc           COM             942683103  117,338  2,773,299  SH         SOLE              2,773,299
WellCare Health Plans Inc           COM             94946T106   15,954    550,930  SH         SOLE                550,930
Wellpoint, Inc.                     COM             94973V107  114,831  2,027,400  SH         SOLE              2,027,400


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